FINANCIAL RISK MANAGEMENT - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	$ 183,185	$ 29,438
Cash and cash equivalents
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	174,753	23,174
Trade receivables
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	8,377	6,210
Restricted cash
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	$ 55	$ 54